Supplement	12 Months Ended
Oct. 31, 2012
ETF | Vanguard European Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Exchange-Traded Fund Shares

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

European Stock Index Fund MSCI Europe Index FTSE Developed Europe Index

Pacific Stock Index Fund MSCI Pacific Index FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund Previous Vanguard ETF New Vanguard ETF

European Stock Index Fund MSCI Europe ETF FTSE Europe ETF

Pacific Stock Index Fund MSCI Pacific ETF FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

All references to Vanguard MSCI Europe ETF are replaced with Vanguard FTSE Europe ETF.

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

All references to Vanguard MSCI Pacific ETF are replaced with Vanguard FTSE Pacific ETF.

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ('FTSE') the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties') and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the 'Indexes') (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under licence.

(C)2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 963EP 032013

ETF | Vanguard Pacific Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Exchange-Traded Fund Shares

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

European Stock Index Fund MSCI Europe Index FTSE Developed Europe Index

Pacific Stock Index Fund MSCI Pacific Index FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund Previous Vanguard ETF New Vanguard ETF

European Stock Index Fund MSCI Europe ETF FTSE Europe ETF

Pacific Stock Index Fund MSCI Pacific ETF FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

All references to Vanguard MSCI Europe ETF are replaced with Vanguard FTSE Europe ETF.

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

All references to Vanguard MSCI Pacific ETF are replaced with Vanguard FTSE Pacific ETF.

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ('FTSE') the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties') and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the 'Indexes') (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under licence.

(C)2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 963EP 032013

Institutional | Vanguard European Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Institutional Shares and Institutional Plus Shares

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

European Stock Index Fund MSCI Europe Index FTSE Developed Europe Index

Pacific Stock Index Fund MSCI Pacific Index FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund Previous Vanguard ETF New Vanguard ETF

European Stock Index Fund MSCI Europe ETF FTSE Europe ETF

Pacific Stock Index Fund MSCI Pacific ETF FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not yet begun operations. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not yet begun operations. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ('FTSE') the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties') and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the 'Indexes') (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under licence.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 235EP 032013

Institutional | Vanguard Pacific Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Institutional Shares and Institutional Plus Shares

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

European Stock Index Fund MSCI Europe Index FTSE Developed Europe Index

Pacific Stock Index Fund MSCI Pacific Index FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund Previous Vanguard ETF New Vanguard ETF

European Stock Index Fund MSCI Europe ETF FTSE Europe ETF

Pacific Stock Index Fund MSCI Pacific ETF FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not yet begun operations. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not yet begun operations. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ('FTSE') the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties') and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the 'Indexes') (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under licence.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 235EP 032013

Participant | Vanguard European Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Investor Shares for Participants

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

European Stock Index Fund MSCI Europe Index FTSE Developed Europe Index

Pacific Stock Index Fund MSCI Pacific Index FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund Previous Vanguard ETF New Vanguard ETF

European Stock Index Fund MSCI Europe ETF FTSE Europe ETF

Pacific Stock Index Fund MSCI Pacific ETF FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ('FTSE') the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties') and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the 'Indexes') (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under licence.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 72EP 032013

Participant | Vanguard Pacific Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Investor Shares for Participants

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

European Stock Index Fund MSCI Europe Index FTSE Developed Europe Index

Pacific Stock Index Fund MSCI Pacific Index FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund Previous Vanguard ETF New Vanguard ETF

European Stock Index Fund MSCI Europe ETF FTSE Europe ETF

Pacific Stock Index Fund MSCI Pacific ETF FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ('FTSE') the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties') and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the 'Indexes') (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under licence.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 72EP 032013

Participant: | Vanguard European Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Signal(R) Shares for Participants

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

European Stock Index Fund MSCI Europe Index FTSE Developed Europe Index

Pacific Stock Index Fund MSCI Pacific Index FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund Previous Vanguard ETF New Vanguard ETF

European Stock Index Fund MSCI Europe ETF FTSE Europe ETF

Pacific Stock Index Fund MSCI Pacific ETF FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ('FTSE') the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties') and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the 'Indexes') (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under licence.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1353 032013

Participant: | Vanguard Pacific Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Signal(R) Shares for Participants

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

European Stock Index Fund MSCI Europe Index FTSE Developed Europe Index

Pacific Stock Index Fund MSCI Pacific Index FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund Previous Vanguard ETF New Vanguard ETF

European Stock Index Fund MSCI Europe ETF FTSE Europe ETF

Pacific Stock Index Fund MSCI Pacific ETF FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ('FTSE') the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties') and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the 'Indexes') (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under licence.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1353 032013

Retail | Vanguard European Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Investor Shares and Admiral Shares(TM)

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

European Stock Index Fund MSCI Europe Index FTSE Developed Europe Index

Pacific Stock Index Fund MSCI Pacific Index FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund Previous Vanguard ETF New Vanguard ETF

European Stock Index Fund MSCI Europe ETF FTSE Europe ETF

Pacific Stock Index Fund MSCI Pacific ETF FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ('FTSE') the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties') and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the 'Indexes') (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under licence.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 72EP 032013

Retail | Vanguard Pacific Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Investor Shares and Admiral Shares(TM)

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

European Stock Index Fund MSCI Europe Index FTSE Developed Europe Index

Pacific Stock Index Fund MSCI Pacific Index FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund Previous Vanguard ETF New Vanguard ETF

European Stock Index Fund MSCI Europe ETF FTSE Europe ETF

Pacific Stock Index Fund MSCI Pacific ETF FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ('FTSE') the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties') and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the 'Indexes') (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under licence.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 72EP 032013

Signal | Vanguard European Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Signal(R) Shares

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

European Stock Index Fund MSCI Europe Index FTSE Developed Europe Index

Pacific Stock Index Fund MSCI Pacific Index FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund Previous Vanguard ETF New Vanguard ETF

European Stock Index Fund MSCI Europe ETF FTSE Europe ETF

Pacific Stock Index Fund MSCI Pacific ETF FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ('FTSE') the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties') and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the 'Indexes') (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under licence.

(C)2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1353EP 032013

Signal | Vanguard Pacific Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Signal(R) Shares

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds' board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

European Stock Index Fund MSCI Europe Index FTSE Developed Europe Index

Pacific Stock Index Fund MSCI Pacific Index FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund Previous Vanguard ETF New Vanguard ETF

European Stock Index Fund MSCI Europe ETF FTSE Europe ETF

Pacific Stock Index Fund MSCI Pacific ETF FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index's market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index's market capitalization.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ('FTSE') the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties') and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the 'Indexes') (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under licence.

(C)2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1353EP 032013